Variable Interest Entities - Consolidated VIE Assets and Liabilities (Details 3) (USD $)	Jun. 30, 2011		Dec. 31, 2010
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	$ 458,722,000,000		$ 489,892,000,000
Customer receivables representing primarily margin loans to prime and retail brokerage	689,736,000,000		692,927,000,000
Other assets	108,109,000,000		105,291,000,000
Fair value of non-consolidated assets held by VIEs	2,246,764,000,000	[1]	2,117,605,000,000	[1]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000		77,649,000,000
Total liabilities	2,063,885,000,000	[1]	1,941,499,000,000	[1]
Firm-sponsored credit card trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	51,700,000,000		67,200,000,000
Other assets	1,000,000,000		1,300,000,000
Fair value of non-consolidated assets held by VIEs	52,700,000,000		68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	35,700,000,000		44,300,000,000
Other liabilities	0		0
Total liabilities	35,700,000,000		44,300,000,000
Firm-sponsored credit card trusts [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	0		0
Vie Program Type Other [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	4,200,000,000		4,400,000,000
Other assets	1,400,000,000		1,600,000,000
Fair value of non-consolidated assets held by VIEs	11,700,000,000		14,000,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	7,600,000,000		9,300,000,000
Other liabilities	100,000,000		300,000,000
Total liabilities	7,700,000,000		9,600,000,000
Vie Program Type Other [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	6,100,000,000		8,000,000,000
Mortgage securitization entities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	2,600,000,000		2,900,000,000
Other assets	0		0
Fair value of non-consolidated assets held by VIEs	3,600,000,000		4,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	2,000,000,000		2,400,000,000
Other liabilities	1,500,000,000		1,600,000,000
Total liabilities	3,500,000,000		4,000,000,000
Mortgage securitization entities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	1,000,000,000		1,800,000,000
Firm-administered multi-seller conduits [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	21,900,000,000		21,100,000,000
Other assets	300,000,000		600,000,000
Fair value of non-consolidated assets held by VIEs	22,200,000,000		21,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	22,200,000,000		21,600,000,000
Other liabilities	0		100,000,000
Total liabilities	22,200,000,000		21,700,000,000
Firm-administered multi-seller conduits [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	0		0
Variable Interest Entity, Primary Beneficiary [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	80,400,000,000		95,600,000,000
Other assets	2,700,000,000		3,500,000,000
Fair value of non-consolidated assets held by VIEs	90,200,000,000		108,900,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,500,000,000		77,600,000,000
Other liabilities	1,600,000,000		2,000,000,000
Total liabilities	69,100,000,000		79,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $99,140 and $73,056)	7,100,000,000		9,800,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	42,900,000,000		52,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Under One Year [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	13,000,000,000		13,900,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Between One And Five Years [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	21,400,000,000		29,000,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Long Term Beneficial Interests Maturities Over Five Years [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	$ 8,500,000,000		$ 9,700,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June 30, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm’s interests in those entities, which were eliminated in consolidation.